Segmental reporting	6 Months Ended
Jun. 30, 2021
Disclosure of operating segments [abstract]
Segmental reporting	Segmental reporting

Analysis of results by business
	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Barclays Bank Group
Half year ended 30.06.21	£m	£m	£m	£m
Total income	6,632	1,649	(92)	8,189
Credit impairment releases	260	22	6	288
Net operating income/(expenses)	6,892	1,671	(86)	8,477
Operating expenses	(3,617)	(1,126)	(316)	(5,059)
Litigation and conduct	(2)	(82)	(3)	(87)
Total operating expenses	(3,619)	(1,208)	(319)	(5,146)
Other net income[1]	3	—	—	3
Profit/(loss) before tax	3,276	463	(405)	3,334

As at 30.06.21	£bn	£bn	£bn	£bn
Total assets	991.3	62.7	10.3	1,064.3

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Barclays Bank Group
Half year ended 30.06.20	£m	£m	£m	£m
Total income	6,973	1,742	(78)	8,637
Credit impairment charges	(1,320)	(1,299)	(55)	(2,674)
Net operating income/(expenses)	5,653	443	(133)	5,963
Operating expenses	(3,458)	(1,053)	(37)	(4,548)
Litigation and conduct	(4)	(8)	(7)	(19)
Total operating expenses	(3,462)	(1,061)	(44)	(4,567)
Other net income[1]	12	115	—	127
Profit/(loss) before tax	2,203	(503)	(177)	1,523

As at 31.12.20	£bn	£bn	£bn	£bn
Total assets	990.9	57.8	11.0	1,059.7
1Other net income represents the share of post-tax results of associates and joint ventures and profit (or loss) on disposal of subsidiaries, associates and joint ventures.

Split of income by geographic region[1]
	Half year ended 30.06.21	Half year ended 30.06.20
	£m	£m
United Kingdom	2,698	2,835
Europe	1,213	1,240
Americas	3,676	3,872
Africa and Middle East	20	23
Asia	582	667
Total	8,189	8,637
1The geographical analysis is based on the location of the office where the transactions are recorded.